Stockholder Notes Payable	12 Months Ended
Dec. 31, 2017
John Keeler & Co., Inc. [Member]
Stockholder Notes Payable

Note 5.	Stockholder Notes Payable

The Company had unsecured promissory notes outstanding to its stockholder of approximately $2,910,000 and $2,410,000 as of December 31, 2017 and 2016, respectively. These notes are payable on demand and bear an annual interest rate of 6%. These notes are subordinated to AFS Finco I LP (“Ares”) as a stipulation to the working capital line of credit. Principle payments are not allowed under this subordination agreement that was effective August 31, 2016. No Principal payments were made by the Company during 2017 or 2016. The Stockholder loaned an additional $500,000 in subordinated funds to the Company during the year ended December 31, 2017.

Interest expense for the stockholder notes totaled approximately $162,300 and $115,000 for the years ending December 31, 2017 and 2016, respectively. For the year ending December 31, 2016 there was approximately $30,000 in interest payments waived by the stockholder.